BUTZEL LONG, a professional corporation
                               380 Madison Avenue,
                               New York, NY 10017

                               Tel: (212) 818-1110
                               FAX: (212) 818-0494
                           e-mail: barrett@butzel.com




                        July 21, 2008



BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


               Re: Narragansett Insured Tax-Free Income
                   Fund
                   File Nos. 33-48696 and 811-6707


Dear Sirs:

     On behalf of Narragansett Insured tax-Free income Fund (the "Fund") we enclose for filing with the Commission, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, a form of preliminary proxy statement and forms of proxies for an annual meeting and special meeting of shareholders to be held October 7, 2008.

         The staff is advised that there is a joint proxy statement for both annual and special meetings. The annual meeting deals only with routine items: election of Trustees and approval of independent registered public accounting firm. The special meeting will consider two non-routine matters described in the joint proxy material: Proposal No. 1, consideration of a new Advisory and Administration Agreement and Proposal No. 2, consideration of a new Sub-Advisory Agreement, both of which, if approved by the shareholders, will go into effect when and if similar agreements are approved by the shareholders of the other funds in the Aquila Group of Funds. The reasons for these proposals are described under Proposal No. 1 for the Special Meeting in the attached proxy statement, but are chiefly a result of certain proposed changes in the ownership of the corporate parent of the Fund's adviser. These changes are designed to avoid a change in "control" on the deaths of certain of the owners. The terms of the new agreements are substantially identical to those of the existing agreements.


         This filing is substantially identical to that of Tax-Free Trust of Oregon (the only portfolio of The Cascades Trust) File Nos. 33-4382 and 811-4626, accession number: 0000791049-08-000010. We received staff comments (Mr. Barrientos) on that filing. We made appropriate changes and addressed differences in a letter to the staff dated May 6, 2008. This filing incorporates all such matters. Selective review would be appropriate.

         Please address any comments to me or my partner, Robert I. Jones, at the above telephone number and address.

                                            Very truly yours,


                                            /s/ William L. D. Barrett
                                            William L. D. Barrett